Non-interest income (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Non-interest income
Net fees and commissions	£ 1,124	£ 1,019
Income from trading activities
Foreign exchange	258	183
Interest rate	416	(6)
Credit	33	54
Equity, commodities and other	2
Income from trading activities	709	231
Loss on redemption of own debt	(24)	(138)
Operating lease and other rental income	114	108
Changes in fair value of financial liabilities designated at fair value through profit or loss	21	(4)
Hedge ineffectiveness	(22)	13
Loss on disposal of amortised cost assets	(16)	(6)
Profit on disposal of fair value through other comprehensive income assets	10	24
Share of profit of associated entities	(20)	129
Other income	(11)	21
Other operating income	52	147
Non-interest income	£ 1,885	£ 1,397